Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	For the years ended December 31,
	2019	2020	2021
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$148,928	$143,922	$276,002
Restricted cash – current portion	6,912	4,998	8,856
Restricted cash – non-current portion	40,031	42,976	68,670
Total cash, cash equivalents and restricted cash	$195,871	$191,896	$353,528

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	2019	2020	2021
A	22%	21%	16%
B	24%	20%	20%
C	10%	11%	12%
D	38%	29%	12%
E	3%	10%	9%
Total	97%	91%	69%